LOANS AND FINANCING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing

Description	Average nominal rate p.a.	Effective rate p.a.	Maturity	December 31, 2025	Funding (–) costs	Payment of principal	Interest payment	Conversion into shares	GUC	Restructuring effect	Interest	Foreign currency exchange	Amortized cost	June 30, 2026 (Unaudited)

In foreign currency – US$

Senior notes – 2026	—	—	—	187,585	—	(2,336)	—	—	(168,193)	—	(7,049)	(10,304)	297	—
Senior notes – 2028	—	—	—	19,259	—	(183)	—	—	(17,251)	—	(772)	(1,053)	—	—
Senior notes – 2029	—	—	—	29,246	—	(280)	—	—	(26,379)	—	(981)	(1,606)	—	—
Senior notes – 2030	—	—	—	192,422	—	(1,493)	—	—	(174,233)	—	(6,134)	(10,562)	—	—
Senior notes 1L – 2028	—	—	—	6,348,705	—	—	—	(5,730,235)	—	87,794	(564,692)	(141,572)	—	—
Senior notes 2L – 2029	—	—	—	933,400	—	—	—	(845,232)	—	12,939	(80,293)	(20,814)	—	—
Senior notes 2L – 2030	—	—	—	2,133,376	—	—	—	(1,941,142)	—	29,716	(174,378)	(47,572)	—	—
DIP – 2026	—	—	—	9,594,861	115,359	(7,509,038)	(192,640)	(1,782,272)	—	—	192,737	(533,335)	114,328	—
Exit notes	9.9%	10.5%	Feb-31	—	7,046,801	—	—	—	—	—	278,006	(75,467)	11,912	7,261,252
Executed letters of credit	Sofr 3M + 3%	6.7%	Dec-29	1,376,106	20,901	(74,017)	(14,824)	—	(179,594)	(423,749)	9,246	(33,118)	—	680,951
Aircraft, engines and others	Sofr 1M + 4.6%	8.2%	Aug-26	646,364	—	(295,416)	(15,811)	—	—	—	14,329	(45,501)	—	303,965
	Sofr 3M + 2.6%	9.8%	Mar-29	220,330	17,584	(62,460)	(6,370)	—	—	—	6,844	(14,383)	2,948	164,493
	4.7%	4.7%	Dec-26	11,694	—	(7,597)	(587)	—	(428)	—	225	(624)	—	2,683
	11.0%	11.0%	Jul-27	—	55,280	—	—	—	—	—	1,365	1,582	—	58,227

				21,693,348	7,255,925	(7,952,820)	(230,232)	(10,298,881)	(566,078)	(293,300)	(331,547)	(934,329)	129,485	8,471,571
In local currency - R$

Executed derivatives	—	—	—	38,241	—	—	—	—	(38,241)	—	—	—	—	—
Debentures	CDI + 3.0%	17.6%	Feb-31	658,473	—	(23,076)	(44,422)	—	(187,979)	—	27,989	—	—	430,985
Executed letters of credit	—	15.7%	Dec-35	669,542	—	—	—	—	(7,847)	401,374	(412,118)	—	—	650,951
Working capital	CDI	14.2%	Dec-26	—	330,000	—	—	—	—	—	520	—	—	330,520

				1,366,256	330,000	(23,076)	(44,422)	—	(234,067)	401,374	(383,609)	—	—	1,412,456

Total in R$				23,059,604	7,585,925	(7,975,896)	(274,654)	(10,298,881)	(800,145)	108,074	(715,156)	(934,329)	129,485	9,884,027

Current				13,783,259										1,347,728
Non-current				9,276,345										8,536,299

Description	June 30, 2026 (Unaudited)	December 31, 2025

2026	1,033,746	13,783,259
2027	627,217	187,397
2028	455,805	5,880,851
2029	467,496	970,121
After 2029	7,299,763	2,237,976

	9,884,027	23,059,604

Current	1,347,728	13,783,259
Non-current	8,536,299	9,276,345

Schedule of Measures Restrictive Clauses
The Company’s loan and financing agreements are subject to covenants, in the quarter, only for the contract as follows:

Covenant related to:	Measurement indicators	Indicators needed to a measurement	Reached

Aircraft, engines and others	Quarterly	(i) Minimum liquidity at the end of each quarter shall not be less than R$1 billion.	Reached